CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 548		$ 789
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	77,896,088		77,569,088
Ordinary shares, shares outstanding	77,550,069		77,223,069
Treasury shares	346,019		346,019